Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis
	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,258	$-	$-	$1,258
Government debentures	-	789	-	789
Corporate debentures	-	14,766	-	14,766
Total financials assets	$1,258	$15,555	$-	$16,813

Schedule of change in fair value of preferred share warrants liability
	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,274	$-	$-	$1,274
Government debentures	-	1,908	-	1,908
Corporate debentures	-	15,282	-	15,282
Total financials assets	$1,274	$17,190	$-	$18,464